Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Expense	Components of lease expense are as follows:

	For the year ended December 31,
	2021	2020	2019
Operating lease expense	$9,523	$10,562	$11,028

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$9,357	$10,300	$10,842
Leased assets obtained in exchange for new operating lease liabilities	$2,314	$11,438	$16,408

Schedule of Weighted-Average Remaining Lease Term and Discount Rate

Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	As of December 31,
	2021	2020	2019
Weighted-average remaining lease term	5.1 years	5.9 years	5.3 years
Weighted-average discount rate	4.6%	4.9%	5.3%

Schedule of Maturities of Lease Liabilities

As of December 31, 2021, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

2022	$9,033
2023	8,954
2024	8,431
2025	6,666
2026	3,255
2027 and beyond	4,841
Total lease payments	41,180
Less: interest	(4,327)
Total lease liability	$36,853
Current portion of lease liability	8,845
Non-current portion of lease liability	28,008